Shareholder Fees	Jul. 25, 2025 USD ($)
T. Rowe Price New Income Fund-Investor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price New Income Fund-I Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price New Income Fund-Advisor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price New Income Fund-R Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price New Income Fund-Z Class [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.